Schedule of Investments
May 31, 2022 (unaudited)
Archer Multi Cap Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 93.11%

Biological Products (No Diagnostic Substances) - 1.39%
Repligen Corp. (2)	365	60,032

Chemicals & Allied Products - 1.15%
Balchem Corp. (2)	401	49,896

Computer Communications Equipment - 1.45%
Cisco Systems, Inc.	1,395	62,845

Crude Petroleum & Natural Gas - 10.01%
Matador Resources Co.	1,400	85,260
PDC Energy, Inc.	1,455	115,149
Range Resources Corp. (2)	3,300	112,035
Southwestern Energy Co. (2)	13,000	118,560

		431,004

Electromedical & Electrotherapeutic Apparatus - 0.78%
Masimo Corp. (2)	241	33,844

Electronic Computers - 2.20%
Apple, Inc.	361	53,731
Omnicell, Inc. (2)	369	41,018

		94,749

Fabricated Plate Work (Boiler Shops) - 1.71%
Chart Industries, Inc. (2)	417	73,342

Fabricated Rubber Products, Nec - 1.48%
Carlisle Cos., Inc.	250	63,608

Finance Services - 0.99%
Walker & Dunlop, Inc.	400	42,524

Fire, Marine & Casualty Insurance - 1.65%
Berkshire Hathaway, Inc. Class B (2)	224	70,780

General Industrial Machinery & Equipment, Nec - 1.52%
Nordson Corp.	300	65,364

Hospital & Medical Service Plans - 3.87%
Molina Healthcare, Inc. (2)	224	65,009
Trupanion, Inc. (2)	515	34,443
UnitedHealth Group, Inc.	135	67,066

		166,518

Industrial Instruments For Measurement, Display & Control - 0.98%
Cognex Corp.	867	41,980

Lumber & Wood Products (No Furniture) - 0.74%
Trex Co., Inc. (2)	500	31,860

Measuring & Controlling devices, Nec - 2.52%
Onto Innovation, Inc. (2)	640	51,443
Thermo Fisher Scientific, Inc.	100	56,757

		108,200

Miscellaneous Fabricated Metal products - 1.03%
Watts Water Technologies, Inc. Class A	340	44,482

Motor Vehicles & Passenger Car Bodies - 0.97%
Tesla, Inc. (2)	55	41,704

Motors & Generators - 1.02%
Regal Rexnord Corp.	350	43,733

National Commercial Banks - 3.52%
Bank of America Corp.	2,013	74,883
JPMorgan Chase & Co.	577	76,297

		151,180

Natural Gas Transmission - 2.59%
Targa Resources Corp.	1,545	111,271

Operative Builders- 0.99%
Meritage Homes Corp. (2)	500	42,655

Paints, Varnishes, Lacquers, Enamels & Allied Products - 2.51%
RPM International, Inc.	1,225	107,923

Pharmaceutical Preparations - 2.98%
Johnson & Johnson	389	69,837
Pfizer, Inc.	1,100	58,344

		128,181

Plastic Materials, Synth Resins & Nonvulcan Elastomers - 1.48%
Rogers Corp. (2)	240	63,691

Pumps & Pumping Equipment - 1.25%
Graco, Inc.	848	53,678

Real Estate Agents & Managers - 0.92%
Jones Lang LaSalle, Inc. (2)	200	39,464

Retail-Catalog & Mail-Order Houses - 1.12%
Amazon.com, Inc. (2)	20	48,084

Retail-Home Furniture, Furnishings & Equiptment Stores - 1.12%
Willams-Sonoma, Inc.	375	47,970

Retail-Jewelry Stores - 0.97%
Signet Jewelers Ltd. (Bermuda)	700	41,720

Retail-Lumber & Other Building Materials Dealers - 2.43%
Builders FirstSource, Inc. (2)	700	45,563
Home Depot, Inc.	195	59,036

		104,599

Retail- Variety Stores - 0.91%
Five Below, Inc. (2)	300	39,177

Sawmills & Planting Mills, General s - 1.31%
UFP Industries, Inc.	730	56,356

Semiconductors & Related Devices - 5.08%
Broadcom, Inc.	100	58,013
Diodes, Inc. (2)	575	44,281
NVIDIA Corp.	220	41,078
Maxlinear, Inc. (2)	850	33,652
Wolfspeed, Inc. (2)	550	41,376

		218,400

Services-Business Services - 7.35%
Accenture Plc. Class A (Ireland)	150	44,769
ExlService Holdings, Inc. (2)	400	56,876
Fair Isaac Corp. (2)	141	57,747
MasterCard, Inc. Class A	205	73,363
Visa, Inc. Class A	392	83,171

		315,926

Services-Computer Programming, Data Processing, Etc. - 3.71%
Alphabet, Inc. Class A (2)	25	56,881
Alphabet, Inc. Class C (2)	27	61,581
Meta Platforms, Inc. Class A (2)	212	41,052

		159,514

Services-Help Supply Services - 1.13%
AMN Healthcare Services, Inc. (2)	500	48,450

Services-Management Consulting Services - 1.24%
Exponent, Inc.	588	53,149

Services-Miscellaneous Amusement & Recreation - 0.72%
Walt Disney Co. (2)	280	30,923

Services-Personal Services- 1.47%
Services Corp. International	900	63,027

Services-Prepackaged Software - 3.01%
Adobe, Inc. (2)	76	31,653
Microsoft Corp.	220	59,811
SPS Commerce, Inc. (2)	353	37,785

		129,249

Services-Skilled Nursing Care Facilities - 1.17%
Ensign Group, Inc.	621	50,406

Services-Video Tape Rental - 0.33%
Netflix, Inc. (2)	72	14,216

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.91%
Procter & Gamble Co.	266	39,336

Special Industry Machinery (No Metalworking Machinery) - 1.21%
John Bean Technologies Corp.	427	51,987

Steel Works, Blast Furnaces & Rolling Mills - 1.99%
Steel Dynamics, Inc.	1,000	85,380

Telephone & Telegraph Apparatus- 2.12%
Ciena Corp. (2)	850	43,197
Fabrinet (Thailand) (2)	550	47,778

		90,975

Water Supply - 2.11%
Essential Utilities, Inc.	1,959	90,623

Total Common Stock	(Cost $ 4,146,232)	4,003,975

Real Estate Investment Trust - 5.66%

Agree Realty Corp.	900	62,613
Camden Property Trust	325	46,634
Life Storage, Inc.	425	49,623
Medical Properties Trust, Inc.	1,800	33,444
Rexford Industrials Realty, Inc.	800	51,096

Total Real Estate Investment Trusts	(Cost $ 284,880)	243,410

Money Market Registered Investment Companies - 1.41%

Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class - 0.66% (3)	60,560	60,560

Total Money Market Registered Investment Companies	(Cost $ 60,560)	60,560

Total Investments - 100.18%	(Cost $ 4,491,672)	4,307,945

Liabilities in excess of Other Assets- (0.18%)		(7,904)

Total Net Assets - 100.00%		4,300,041

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2022 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$4,307,945	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$4,307,945	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at May 31, 2022